PROMISSORY NOTES	12 Months Ended
Mar. 31, 2026
Promissorynotes Text Blcok Abstract
PROMISSORY NOTES

NOTE 17 — PROMISSORY NOTES

February 2026 Security Promissory Note and Pledge Agreement

On February 20, 2026, the Company issued a secured promissory note (the “February Promissory Note”) to a lender in the principal amount of $880,000 for a purchase price of $800,000, reflecting an original issuance discount of $80,000. The February Promissory Note bears interest at 8% per annum and matures on October 20, 2026. Upon the occurrence of certain events of default, the interest rate on the February Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the February Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the February Promissory Note.

In connection with the February Promissory Note, Zhidan Mao, the Company’s Chairman, and Qiwei Miao, the Company’s Chief Executive Officer and director (collectively, the “Pledgors”) entered into a pledge agreement (the “February Pledge Agreement”) with the lender, Pursuant to the February Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 3,603,692 Class B Ordinary Shares of the Company (or 225,231 Class B Ordinary Shares as adjusted to reflect the Share Consolidation, see Note 19) held by such Pledgors. The February Pledge Agreement secures all of the Company’s obligations under the February Promissory Note and grants the lender a continuing, first-priority security interest in the February Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the February Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the February Pledged Shares, subject to applicable notice and cure provisions. As of the date of this Annual Report, the Company has repaid $800,000 of the February Promissory Note.

March 2026 Security Promissory Note and Pledge Agreement

On March 13, 2026, the Company issued a secured promissory note (the “March Promissory Note”) to a lender in the principal amount of $330,000 for a purchase price of $300,000. The Principal Amount includes an original issuance discount of $30,000. The March Promissory Note bears interest at a fixed rate of 8% per annum and will mature in full on November 12, 2026. Upon the occurrence of certain events of default, the interest rate on the March Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the March Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the March Promissory Note.

In connection with the March Promissory Note, on March 13, 2026, the Pledgors entered into a pledge agreement (the “March Pledge Agreement”) with the lender. Pursuant to the March Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 1,126,154 Class B Ordinary Shares of the Company (or 70,385 Class B Ordinary Shares as adjusted to reflect the Share Consolidation) held by such Pledgors. The March Pledge Agreement secures all of the Company’s obligations under the March Promissory Note and grants the lender a continuing, first-priority security interest in the March Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the March Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the March Pledged Shares, subject to applicable notice and cure provisions. As of the date of this Annual Report, the Company has repaid $300,000 of the March Promissory Note.

The Company used the net proceeds from above-mentioned Promissory Notes to repay the outstanding balance of Debentures mentioned in Note 16. The Promissory Notes balance was $1,314,864 as of March 31, 2026.